UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07577

                  WM Strategic Asset Management Portfolios, LLC
               (Exact name of registrant as specified in charter)

                   1201 Third Avenue, 22nd Floor, Seattle, WA
            98101 (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: January 31, 2005

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------



FLEXIBLE INCOME PORTFOLIO
January 31, 2005 (unaudited)
----------------------------

                                                            VALUE
     SHARES                                                (000S)
    -------                                                 -----

 INVESTMENT COMPANY SECURITIES -- 99.6%
   1,780,157   WM Equity Income Fund ..................  $    33,467
   2,721,182   WM Growth & Income Fund ................       66,533
   3,330,194   WM Growth Fund .........................       51,785
   7,996,330   WM High Yield Fund .....................       66,529
  24,774,326   WM Income Fund .........................      234,365
   1,634,983   WM Mid Cap Stock Fund ..................       28,383
     622,305   WM REIT Fund ...........................        9,540
  46,586,712   WM Short Term Income Fund ..............      109,479
     660,385   WM Small Cap Growth Fund+ ..............        9,536
     878,732   WM Small Cap Value Fund ................       10,316
  28,051,016   WM U.S. Government Securities Fund .....      303,793
     264,469   WM West Coast Equity Fund ..............        9,690
                                                         -----------
               Total Investment Company Securities
                  (Cost $879,529) .....................      933,416
                                                         -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.2%
   (COST $2,061)
$      2,061   Agreement with Credit Suisse First
                  Boston Corporation, 2.430%
                  dated 01/31/2005, to be repurchased
                  at $2,061,000 on 02/01/2005
                  (Collateralized by U.S. Treasury
                  Obligations, having various interest
                  rates and maturities, market value
                  $2,102,000) .........................        2,061
                                                         -----------
TOTAL INVESTMENTS (Cost $881,590*) .............   99.8%     935,477
OTHER ASSETS (LIABILITIES) (Net) ...............    0.2        1,994
                                                 ------  -----------
NET ASSETS .....................................  100.0% $   937,471
                                                 ======  ===========
-------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


CONSERVATIVE BALANCED PORTFOLIO
January 31, 2005 (unaudited)
--------------------------------

                                                      VALUE
     SHARES                                          (000S)
    -------                                           -----


 INVESTMENT COMPANY SECURITIES -- 99.5%
   1,822,117   WM Equity Income Fund ..................  $    34,256
   1,886,428   WM Growth & Income Fund ................       46,123
   2,813,395   WM Growth Fund .........................       43,748
   3,748,928   WM High Yield Fund .....................       31,191
  10,626,502   WM Income Fund .........................      100,527
   2,166,895   WM International Growth Fund ...........       21,322
   1,175,158   WM Mid Cap Stock Fund ..................       20,401
     687,112   WM REIT Fund ...........................       10,534
  12,424,252   WM Short Term Income Fund ..............       29,197
     549,330   WM Small Cap Growth Fund+ ..............        7,932
     721,389   WM Small Cap Value Fund ................        8,469
  12,897,898   WM U.S. Government Securities Fund .....      139,684
     429,791   WM West Coast Equity Fund ..............       15,748
                                                         -----------
               Total Investment Company Securities
                  (Cost $473,596) .....................      509,132
                                                         -----------

    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.2%
   (COST $972)
$        972   Agreement with Credit Suisse First
                  Boston Corporation, 2.430% dated
                  01/31/2005, to be repurchased at
                  $972,000 on 02/01/2005
                  (Collateralized by U.S. Treasury
                  Obligations, having various interest
                  rates and maturities, market value
                  $992,000) ...........................          972
                                                         -----------
TOTAL INVESTMENTS (Cost $474,568*) ..............  99.7%     510,104
OTHER ASSETS (LIABILITIES) (Net) ................   0.3        1,719
                                                 ------  -----------
NET ASSETS ...................................... 100.0% $   511,823
                                                 ======  ===========
-------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.




                     See Notes to Portfolio of Investments.                    1

PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------

BALANCED PORTFOLIO
January 31, 2005 (unaudited)
----------------------------

                                                            VALUE
     SHARES                                                (000S)
    -------                                                 -----

 INVESTMENT COMPANY SECURITIES -- 97.9%
  19,976,415   WM Equity Income Fund .................   $   375,557
  20,941,196   WM Growth & Income Fund ...............       512,012
  31,540,970   WM Growth Fund ........................       490,462
  22,517,737   WM High Yield Fund ....................       187,348
  45,672,573   WM Income Fund ........................       432,062
  21,269,328   WM International Growth Fund ..........       209,290
  12,588,416   WM Mid Cap Stock Fund .................       218,535
   7,551,787   WM REIT Fund ..........................       115,769
  15,289,806   WM Short Term Income Fund .............        35,931
   6,269,331   WM Small Cap Growth Fund+ .............        90,529
   8,603,643   WM Small Cap Value Fund ...............       101,007
  58,976,875   WM U.S. Government Securities Fund ....       638,720
   5,108,775   WM West Coast Equity Fund .............       187,185
                                                         -----------
               Total Investment Company Securities
                  (Cost $3,238,500) ..................     3,594,407
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 2.1%
   (COST $77,116)
$     77,116   Agreement with Credit Suisse First
                  Boston Corporation, 2.430% dated
                  01/31/2005, to be repurchased at
                  $77,121,000 on 02/01/2005
                  (Collateralized by U.S. Treasury
                  Obligations, having various interest
                  rates and maturities, market value
                  $78,667,000) ........................       77,116
                                                         -----------
TOTAL INVESTMENTS (Cost $3,315,616*) ..........   100.0%   3,671,523
OTHER ASSETS (LIABILITIES) (Net) ..............     0.0         (539)
                                                 ------  -----------
NET ASSETS ....................................   100.0% $ 3,670,984
                                                 ======  ===========
-------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.


CONSERVATIVE GROWTH PORTFOLIO
January 31, 2005 (unaudited)
----------------------------

                                                            VALUE
     SHARES                                                (000S)
    -------                                                 -----

 INVESTMENT COMPANY SECURITIES -- 99.8%
  18,958,152   WM Equity Income Fund ..................  $   356,413
  22,653,231   WM Growth & Income Fund ................      553,871
  33,267,104   WM Growth Fund .........................      517,303
  14,094,902   WM High Yield Fund .....................      117,270
  12,060,381   WM Income Fund .........................      114,091
  22,662,299   WM International Growth Fund ...........      222,997
  13,170,605   WM Mid Cap Stock Fund ..................      228,642
   7,665,493   WM REIT Fund ...........................      117,512
   6,945,314   WM Small Cap Growth Fund+ ..............      100,290
   9,494,012   WM Small Cap Value Fund ................      111,460
  23,220,458   WM U.S. Government Securities Fund .....      251,478
   5,603,334   WM West Coast Equity Fund ..............      205,306
                                                         -----------
               Total Investment Company Securities
                  (Cost $2,581,630) ...................    2,896,633
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.1%
   (COST $2,956)
$      2,956   Agreement with Credit Suisse First
                  Boston Corporation, 2.430% dated
                  01/31/2005, to be repurchased at
                  $2,956,000 on 02/01/2005
                  (Collateralized by U.S. Treasury
                  Obligations, having various interest
                  rates and maturities, market
                  value $3,015,000) ...................        2,956
                                                         -----------
TOTAL INVESTMENTS (Cost $2,584,586*) ............  99.9%   2,899,589
OTHER ASSETS (LIABILITIES) (Net) ................   0.1        2,679
                                                 ------  -----------
NET ASSETS ...................................... 100.0% $ 2,902,268
                                                 ======  ===========
-------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.




2                  See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

STRATEGIC GROWTH PORTFOLIO
January 31, 2005 (unaudited)
----------------------------

                                                            VALUE
     SHARES                                                (000S)
    -------                                                 -----

 INVESTMENT COMPANY SECURITIES -- 99.7%
  10,891,477   WM Equity Income Fund .................   $   204,760
  15,433,649   WM Growth & Income Fund ...............       377,353
  20,078,530   WM Growth Fund ........................       312,221
  10,009,817   WM High Yield Fund ....................        83,282
  15,774,000   WM International Growth Fund ..........       155,216
  10,430,041   WM Mid Cap Stock Fund .................       181,065
   4,490,848   WM REIT Fund ..........................        68,845
   4,557,504   WM Small Cap Growth Fund+ .............        65,810
   6,096,239   WM Small Cap Value Fund ...............        71,570
   4,157,920   WM West Coast Equity Fund .............       152,346
                                                         -----------
               Total Investment Company Securities
                  (Cost $1,511,725) ..................     1,672,468
                                                         -----------
    PRINCIPAL
     AMOUNT
     (000S)
     ------

 REPURCHASE AGREEMENT -- 0.1%
   (COST $2,231)
$      2,231   Agreement with Credit Suisse First
                  Boston Corporation, 2.430%
                  dated 01/31/2005, to be repurchased at
                  $2,231,000 on 02/01/2005
                  (Collateralized by U.S. Treasury
                  Obligations, having various interest
                  rates and maturities, market value
                  $2,276,000) .........................        2,231
                                                         -----------
TOTAL INVESTMENTS (Cost $1,513,956*) ...........   99.8%   1,674,699
OTHER ASSETS (LIABILITIES) (Net) ...............    0.2        2,563
                                                 ------  -----------
NET ASSETS .....................................  100.0% $ 1,677,262
                                                 ======  ===========
-------------------------
* Aggregate cost for federal tax purposes.
+ Non-income producing security.




                     See Notes to Portfolio of Investments.                    3

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS



1.   VALUATION AND INVESTMENT PRACTICES


PORTFOLIO VALUATION:
Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Portfolio's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.


2.   UNREALIZED APPRECIATION/(DEPRECIATION)

At January 31, 2005, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:


                                                                         (IN THOUSANDS)
                                             ----------------------------------------------------------------------
                                              FLEXIBLE     CONSERVATIVE                 CONSERVATIVE      STRATEGIC
                                               INCOME        BALANCED      BALANCED        GROWTH          GROWTH
                                              PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
                                             -----------  ------------    ----------     ----------     -----------
Tax basis unrealized appreciation            $    56,196  $     37,085    $  355,907     $  315,003     $   168,490
Tax basis unrealized depreciation                 (2,309)       (1,549)           --             --          (7,747)
                                             -----------  ------------    ----------     ----------     -----------
Net tax basis unrealized appreciation/
   (depreciation)                            $    53,887  $     35,536    $  355,907     $  315,003     $   160,743
                                             ===========  ============    ==========     ==========     ===========


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WM Strategic Asset Management Portfolios, LLC


By: /S/ William G. Papesh
        -----------------

William G. Papesh


President and Chief Executive Officer


March 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


WM Strategic Asset Management Portfolios, LLC





By: /S/ Jeffrey L. Lunzer
        -----------------

Jeffrey L. Lunzer


Treasurer and Chief Financial Officer


March 23, 2005





By: /S/ William G. Papesh
        -----------------

William G. Papesh


President and Chief Executive Officer


March 23, 2005